Net Earnings (Loss) Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended				5 Months Ended	6 Months Ended	12 Months Ended
	Oct. 15, 2023	Jul. 23, 2023	Oct. 09, 2022	Jul. 17, 2022	Oct. 15, 2023	Oct. 09, 2022	Apr. 30, 2023	Apr. 24, 2022	Apr. 25, 2021
Numerator:
Net (loss) income	$ (7,283)	$ (3,046)	$ (3,390)	$ 5,035	$ (10,329)	$ 1,645	$ (7,525)	$ (9,917)	$ (29,998)
Cumulative unpaid dividends on preferred stock	(394)		0		(528)	0
Change in redemption amount of preferred stock	0		0		(1,423)	0
Net loss on which diluted earnings per share is calculated	(7,677)		(3,390)		(12,280)	1,645	(7,525)	(9,917)	(29,998)
Net loss on which basic earnings per share is calculated	$ (7,677)		$ (3,390)		$ (12,280)	$ 1,645	$ (7,525)	$ (9,917)	$ (29,998)
Denominator:
Weighted average common shares outstanding, basic (in shares)	6,535,000		6,168,000		6,550,000	6,168,000	6,210,000	6,108,000	6,079,000
Dilutive awards outstanding (in shares)	0		0		0	10,824,000
Weighted average common shares outstanding, diluted (in shares)	6,535,000		6,168,000		6,550,000	16,992,000	6,210,000	6,108,000	6,079,000
Earnings (loss) per share:
Earnings (loss) per share, basic (in dollars per share)	$ (1.17)		$ (0.55)		$ (1.87)	$ 0.27	$ (1.21)	$ (1.62)	$ (4.93)
Earnings (loss) per share, diluted (in dollars per share)	$ (1.17)		$ (0.55)		$ (1.87)	$ 0.10	$ (1.21)	$ (1.62)	$ (4.93)